Related party transactions - Transactions with Associates, Joint Ventures and Other Related Parties (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total for all associates
Disclosure of transactions between related parties [line items]
Amounts due from Cobega	$ 0	$ 6
Amounts payable to TCCC	13	2
Joint ventures
Disclosure of transactions between related parties [line items]
Amounts payable to TCCC	0	9
Other related parties
Disclosure of transactions between related parties [line items]
Amounts payable to TCCC	$ 19	$ 10